Other accrued liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other accrued liabilities disclosure

6. Other accrued liabilities:

The Company records liabilities based on reasonable estimates for expenses, or payables that are known or estimated including deposits, taxes, rents and services. The estimates are for current liabilities that should be extinguished within one year.

The Company had the following other accrued liabilities at December 31:

	2015	2014
Accrued professional services	$ 23	$ 8
Rents	19	44
Management fees	503	280
Accrued interest	49	-
Other	21	6
Total	$ 615	$ 338